THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED MAY 1, 2012)

VARIABLE COMPLIFE® (DATED MAY 1, 2012)

VARIABLE JOINT LIFE (DATED MAY 1, 2012)

VARIABLE EXECUTIVE LIFE (DATED MAY 1, 2012)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2012.

In the section titled, “Fee and Expense Tables – Annual Portfolio Operating Expenses”, the table is amended to contain the following information for the Russell Investment Funds and the Russell Investment Funds LifePoints® Variable Target Portfolio Series:

Portfolio	Investment Advisory Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses	Fee Waivers & Reimbursements	Total Net Operating Expenses
Russell Investment Funds
Core Bond Fund(18)	0.55%	0.00%	0.17%	0.01%	0.73%	(0.05%)	0.68%

Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Fund(19)	0.20%	0.00%	0.18%	0.78%	1.16%	(0.28%)	0.88%
Balanced Strategy Fund(19)	0.20%	0.00%	0.11%	0.91%	1.22%	(0.21%)	1.01%
Growth Strategy Fund(19)	0.20%	0.00%	0.14%	0.99%	1.33%	(0.24%)	1.09%
Equity Growth Strategy Fund(19)	0.20%	0.00%	0.29%	1.06%	1.55%	(0.39%)	1.16%

Effective October 1, 2012, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the table is amended to contain the following information for the Large Cap Blend and Domestic Equity Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)

Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Management Company, a series of Delaware Management Business Trust

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 29, 2012.